Debt securities - Schedule of debt instruments by origin of issuer (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instruments
Financial assets	€ 193,716	€ 163,853	€ 176,554
Financial assets (as a percent)		100.00%	100.00%
Debt securities
Debt Instruments
Financial assets	€ 193,716	€ 163,853	€ 176,554
Financial assets (as a percent)	100.00%	100.00%	100.00%
Private fixed income
Debt Instruments
Financial assets	€ 45,822	€ 40,239	€ 35,587
Public fixed income
Debt Instruments
Financial assets	147,894	123,614	140,967
Spain | Debt securities
Debt Instruments
Financial assets	€ 27,891	€ 24,411	€ 31,985
Financial assets (as a percent)	14.40%	14.90%	18.12%
Spain | Private fixed income
Debt Instruments
Financial assets	€ 1,015	€ 3,773	€ 1,588
Spain | Public fixed income
Debt Instruments
Financial assets	26,876	20,638	30,397
United Kingdom | Debt securities
Debt Instruments
Financial assets	€ 5,558	€ 5,431	€ 5,894
Financial assets (as a percent)	2.87%	3.31%	3.34%
United Kingdom | Private fixed income
Debt Instruments
Financial assets	€ 2,545	€ 3,334	€ 3,099
United Kingdom | Public fixed income
Debt Instruments
Financial assets	3,013	2,097	2,795
Portugal | Debt securities
Debt Instruments
Financial assets	€ 6,175	€ 6,853	€ 9,557
Financial assets (as a percent)	3.19%	4.18%	5.41%
Portugal | Private fixed income
Debt Instruments
Financial assets	€ 2,572	€ 3,008	€ 3,095
Portugal | Public fixed income
Debt Instruments
Financial assets	3,603	3,845	6,462
Italy | Debt securities
Debt Instruments
Financial assets	€ 10,277	€ 2,746	€ 5,735
Financial assets (as a percent)	5.31%	1.68%	3.25%
Italy | Private fixed income
Debt Instruments
Financial assets	€ 1,948	€ 1,215	€ 1,047
Italy | Public fixed income
Debt Instruments
Financial assets	8,329	1,531	4,688
Ireland | Debt securities
Debt Instruments
Financial assets	€ 6,152	€ 4,811	€ 2,926
Financial assets (as a percent)	3.18%	2.94%	1.66%
Ireland | Private fixed income
Debt Instruments
Financial assets	€ 6,141	€ 4,759	€ 2,924
Ireland | Public fixed income
Debt Instruments
Financial assets	11	52	2
Poland | Debt securities
Debt Instruments
Financial assets	€ 12,273	€ 15,575	€ 14,526
Financial assets (as a percent)	6.34%	9.51%	8.23%
Poland | Private fixed income
Debt Instruments
Financial assets	€ 2,830	€ 2,848	€ 3,126
Poland | Public fixed income
Debt Instruments
Financial assets	9,443	12,727	11,400
Other EU countries | Debt securities
Debt Instruments
Financial assets	€ 17,816	€ 12,344	€ 11,102
Financial assets (as a percent)	9.20%	7.53%	6.29%
Other EU countries | Private fixed income
Debt Instruments
Financial assets	€ 8,161	€ 8,922	€ 8,211
Other EU countries | Public fixed income
Debt Instruments
Financial assets	9,655	3,422	2,891
United States | Debt securities
Debt Instruments
Financial assets	€ 31,268	€ 27,099	€ 21,031
Financial assets (as a percent)	16.14%	16.54%	11.91%
United States | Private fixed income
Debt Instruments
Financial assets	€ 8,950	€ 5,634	€ 6,386
United States | Public fixed income
Debt Instruments
Financial assets	22,318	21,465	14,645
Brazil | Debt securities
Debt Instruments
Financial assets	€ 37,392	€ 34,697	€ 38,495
Financial assets (as a percent)	19.30%	21.18%	21.80%
Brazil | Private fixed income
Debt Instruments
Financial assets	€ 9,201	€ 5,446	€ 5,179
Brazil | Public fixed income
Debt Instruments
Financial assets	28,191	29,251	33,316
Mexico | Debt securities
Debt Instruments
Financial assets	€ 18,059	€ 15,089	€ 19,488
Financial assets (as a percent)	9.32%	9.21%	11.04%
Mexico | Private fixed income
Debt Instruments
Financial assets	€ 481	€ 517	€ 435
Mexico | Public fixed income
Debt Instruments
Financial assets	17,578	14,572	19,053
Chile | Debt securities
Debt Instruments
Financial assets	€ 10,037	€ 9,518	€ 8,123
Financial assets (as a percent)	5.18%	5.81%	4.60%
Chile | Private fixed income
Debt Instruments
Financial assets	€ 28	€ 51	€ 41
Chile | Public fixed income
Debt Instruments
Financial assets	10,009	9,467	8,082
Rest of America | Debt securities
Debt Instruments
Financial assets	€ 7,520	€ 2,783	€ 3,372
Financial assets (as a percent)	3.88%	1.70%	1.91%
Rest of America | Private fixed income
Debt Instruments
Financial assets	€ 1,560	€ 655	€ 274
Rest of America | Public fixed income
Debt Instruments
Financial assets	5,960	2,128	3,098
Rest of the world | Debt securities
Debt Instruments
Financial assets	€ 3,298	€ 2,496	€ 4,320
Financial assets (as a percent)	1.70%	1.52%	2.44%
Rest of the world | Private fixed income
Debt Instruments
Financial assets	€ 390	€ 77	€ 182
Rest of the world | Public fixed income
Debt Instruments
Financial assets	€ 2,908	€ 2,419	€ 4,138